INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Revenue
Rent	$ 59,398,750		$ 85,755,446
Interest and other	2,081,320		2,943,930
Operating Partnerships Revenues	61,480,070		88,699,376
Expenses
Interest	9,976,398		17,012,370
Depreciation and amortization	15,520,004		22,495,020
Taxes and insurance	7,048,627		10,332,106
Repairs and maintenance	13,245,533		19,174,823
Operating expenses	20,924,826		29,285,986
Impairment loss	0		0
Other expenses	1,657,987		1,936,798
Operating Partnerships Total Expenses	68,373,375		100,237,103
NET INCOME (LOSS)	(6,893,305)		(11,537,727)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(6,894,299)	[1]	(8,901,790)	[2]
Net income (loss) allocated to other partners	994		(2,635,937)
Series Twenty [Member]
Revenue
Rent	701,243		889,757
Interest and other	34,131		51,176
Operating Partnerships Revenues	735,374		940,933
Expenses
Interest	40,916		67,782
Depreciation and amortization	190,051		257,685
Taxes and insurance	84,929		96,986
Repairs and maintenance	223,413		304,750
Operating expenses	280,254		360,239
Impairment loss	0		0
Other expenses	15,151		14,439
Operating Partnerships Total Expenses	834,714		1,101,881
NET INCOME (LOSS)	(99,340)		(160,948)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(41,124)	[1]	(106,474)	[2]
Net income (loss) allocated to other partners	(58,216)		(54,474)
Series Twenty One [Member]
Revenue
Rent	0		493,555
Interest and other	0		3,440
Operating Partnerships Revenues	0		496,995
Expenses
Interest	0		39,664
Depreciation and amortization	0		82,880
Taxes and insurance	0		68,302
Repairs and maintenance	0		129,182
Operating expenses	0		195,717
Impairment loss	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		515,745
NET INCOME (LOSS)	0		(18,750)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	[1]	(39,102)	[2]
Net income (loss) allocated to other partners	0		20,352
Series Twenty Two [Member]
Revenue
Rent	777,464		780,062
Interest and other	25,569		36,302
Operating Partnerships Revenues	803,033		816,364
Expenses
Interest	67,480		70,347
Depreciation and amortization	166,676		166,222
Taxes and insurance	109,531		110,615
Repairs and maintenance	246,890		289,406
Operating expenses	284,562		283,947
Impairment loss	0		0
Other expenses	26,664		13,232
Operating Partnerships Total Expenses	901,803		933,769
NET INCOME (LOSS)	(98,770)		(117,405)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(61,031)	[1]	(45,959)	[2]
Net income (loss) allocated to other partners	(37,739)		(71,446)
Series Twenty Three [Member]
Revenue
Rent	676,191		1,426,787
Interest and other	29,562		112,584
Operating Partnerships Revenues	705,753		1,539,371
Expenses
Interest	53,752		117,886
Depreciation and amortization	147,788		286,650
Taxes and insurance	114,432		155,346
Repairs and maintenance	195,543		284,376
Operating expenses	241,378		864,097
Impairment loss	0		0
Other expenses	23,314		14,212
Operating Partnerships Total Expenses	776,207		1,722,567
NET INCOME (LOSS)	(70,454)		(183,196)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(36,752)	[1]	(159,714)	[2]
Net income (loss) allocated to other partners	(33,702)		(23,482)
Series Twenty Four [Member]
Revenue
Rent	1,046,817		1,218,703
Interest and other	33,804		28,210
Operating Partnerships Revenues	1,080,621		1,246,913
Expenses
Interest	114,978		127,601
Depreciation and amortization	327,920		361,276
Taxes and insurance	105,929		117,868
Repairs and maintenance	312,137		357,522
Operating expenses	425,363		486,157
Impairment loss	0		0
Other expenses	11,000		11,156
Operating Partnerships Total Expenses	1,297,327		1,461,580
NET INCOME (LOSS)	(216,706)		(214,667)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(164,872)	[1]	(185,148)	[2]
Net income (loss) allocated to other partners	(51,834)		(29,519)
Series Twenty Five [Member]
Revenue
Rent	0		857,567
Interest and other	0		20,950
Operating Partnerships Revenues	0		878,517
Expenses
Interest	0		80,735
Depreciation and amortization	0		176,707
Taxes and insurance	0		92,956
Repairs and maintenance	0		188,389
Operating expenses	0		368,878
Impairment loss	0		0
Other expenses	0		8,814
Operating Partnerships Total Expenses	0		916,479
NET INCOME (LOSS)	0		(37,962)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	[1]	(112,755)	[2]
Net income (loss) allocated to other partners	0		74,793
Series Twenty Six [Member]
Revenue
Rent	1,404,161		2,172,933
Interest and other	19,444		57,555
Operating Partnerships Revenues	1,423,605		2,230,488
Expenses
Interest	253,767		306,650
Depreciation and amortization	358,807		572,435
Taxes and insurance	199,939		296,029
Repairs and maintenance	352,166		687,453
Operating expenses	612,472		850,626
Impairment loss	0		0
Other expenses	15,500		15,500
Operating Partnerships Total Expenses	1,792,651		2,728,693
NET INCOME (LOSS)	(369,046)		(498,205)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(366,786)	[1]	(500,992)	[2]
Net income (loss) allocated to other partners	(2,260)		2,787
Series Twenty Seven [Member]
Revenue
Rent	1,102,641		3,174,381
Interest and other	33,171		25,493
Operating Partnerships Revenues	1,135,812		3,199,874
Expenses
Interest	70,722		509,261
Depreciation and amortization	255,283		661,245
Taxes and insurance	155,332		366,487
Repairs and maintenance	264,890		605,819
Operating expenses	409,198		974,005
Impairment loss	0		0
Other expenses	3,738		38,677
Operating Partnerships Total Expenses	1,159,163		3,155,494
NET INCOME (LOSS)	(23,351)		44,380
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(122,997)	[1]	(164,034)	[2]
Net income (loss) allocated to other partners	99,646		208,414
Series Twenty Eight [Member]
Revenue
Rent	975,117		1,002,280
Interest and other	47,573		25,270
Operating Partnerships Revenues	1,022,690		1,027,550
Expenses
Interest	159,861		163,031
Depreciation and amortization	228,061		225,777
Taxes and insurance	128,754		132,749
Repairs and maintenance	210,652		213,513
Operating expenses	447,746		437,570
Impairment loss	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	1,175,074		1,172,640
NET INCOME (LOSS)	(152,384)		(145,090)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(195,312)	[1]	(198,898)
Net income (loss) allocated to other partners	42,928		53,808
Series Twenty Nine [Member]
Revenue
Rent	1,634,250		1,870,776
Interest and other	51,201		170,891
Operating Partnerships Revenues	1,685,451		2,041,667
Expenses
Interest	373,340		417,247
Depreciation and amortization	354,571		541,192
Taxes and insurance	222,567		269,958
Repairs and maintenance	369,821		457,333
Operating expenses	607,139		909,738
Impairment loss	0		0
Other expenses	22,800		20,300
Operating Partnerships Total Expenses	1,950,238		2,615,768
NET INCOME (LOSS)	(264,787)		(574,101)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(282,525)	[1]	(531,118)
Net income (loss) allocated to other partners	17,738		(42,983)
Series Thirty [Member]
Revenue
Rent	939,076		1,509,820
Interest and other	23,518		38,014
Operating Partnerships Revenues	962,594		1,547,834
Expenses
Interest	84,542		157,690
Depreciation and amortization	242,960		405,826
Taxes and insurance	121,506		197,172
Repairs and maintenance	208,871		335,232
Operating expenses	418,238		625,657
Impairment loss	0		0
Other expenses	35,405		9,527
Operating Partnerships Total Expenses	1,111,522		1,731,104
NET INCOME (LOSS)	(148,928)		(183,270)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(144,991)	[1]	(187,074)
Net income (loss) allocated to other partners	(3,937)		3,804
Series Thirty One [Member]
Revenue
Rent	1,348,492		1,706,240
Interest and other	43,915		48,995
Operating Partnerships Revenues	1,392,407		1,755,235
Expenses
Interest	105,031		168,268
Depreciation and amortization	484,843		573,233
Taxes and insurance	235,144		288,339
Repairs and maintenance	271,520		284,817
Operating expenses	801,235		935,094
Impairment loss	0		0
Other expenses	6,100		6,013
Operating Partnerships Total Expenses	1,903,873		2,255,764
NET INCOME (LOSS)	(511,466)		(500,529)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(508,072)	[1]	(497,487)	[2]
Net income (loss) allocated to other partners	(3,394)		(3,042)
Series Thirty Two [Member]
Revenue
Rent	2,428,492		2,847,292
Interest and other	52,192		86,930
Operating Partnerships Revenues	2,480,684		2,934,222
Expenses
Interest	417,115		468,653
Depreciation and amortization	718,635		816,277
Taxes and insurance	307,332		348,890
Repairs and maintenance	585,210		745,036
Operating expenses	818,716		929,535
Impairment loss	0		0
Other expenses	280,402		220,748
Operating Partnerships Total Expenses	3,127,410		3,529,139
NET INCOME (LOSS)	(646,726)		(594,917)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(529,903)	[1]	(529,907)	[2]
Net income (loss) allocated to other partners	(116,823)		(65,010)
Series Thirty Three [Member]
Revenue
Rent	2,100,839		2,625,326
Interest and other	69,087		86,895
Operating Partnerships Revenues	2,169,926		2,712,221
Expenses
Interest	332,490		441,719
Depreciation and amortization	464,936		707,952
Taxes and insurance	245,656		335,238
Repairs and maintenance	471,398		623,753
Operating expenses	731,323		990,872
Impairment loss	0		0
Other expenses	109,922		110,459
Operating Partnerships Total Expenses	2,355,725		3,209,993
NET INCOME (LOSS)	(185,799)		(497,772)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(166,677)	[1]	(297,842)	[2]
Net income (loss) allocated to other partners	(19,122)		(199,930)
Series Thirty Four [Member]
Revenue
Rent	990,022		971,745
Interest and other	50,401		35,012
Operating Partnerships Revenues	1,040,423		1,006,757
Expenses
Interest	115,831		104,262
Depreciation and amortization	274,190		275,627
Taxes and insurance	142,435		141,495
Repairs and maintenance	271,381		286,631
Operating expenses	328,145		326,343
Impairment loss	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	1,131,982		1,134,358
NET INCOME (LOSS)	(91,559)		(127,601)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(131,700)	[1]	(136,875)	[2]
Net income (loss) allocated to other partners	40,141		9,274
Series Thirty Five [Member]
Revenue
Rent	1,109,868		1,806,433
Interest and other	56,608		69,612
Operating Partnerships Revenues	1,166,476		1,876,045
Expenses
Interest	166,488		290,660
Depreciation and amortization	322,312		485,344
Taxes and insurance	125,565		203,459
Repairs and maintenance	146,852		260,199
Operating expenses	315,137		620,343
Impairment loss	0		0
Other expenses	20,000		25,200
Operating Partnerships Total Expenses	1,096,354		1,885,205
NET INCOME (LOSS)	70,122		(9,160)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(28,464)	[1]	(40,749)	[2]
Net income (loss) allocated to other partners	98,586		31,589
Series Thirty Six [Member]
Revenue
Rent	1,404,270		1,365,067
Interest and other	96,136		90,846
Operating Partnerships Revenues	1,500,406		1,455,913
Expenses
Interest	245,431		257,096
Depreciation and amortization	400,320		400,786
Taxes and insurance	207,765		252,292
Repairs and maintenance	240,660		277,928
Operating expenses	536,516		434,010
Impairment loss	0		0
Other expenses	33,240		33,541
Operating Partnerships Total Expenses	1,663,932		1,655,653
NET INCOME (LOSS)	(163,526)		(199,740)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(105,544)	[1]	(131,250)	[2]
Net income (loss) allocated to other partners	(57,982)		(68,490)
Series Thirty Seven [Member]
Revenue
Rent	926,321		1,039,639
Interest and other	94,968		102,567
Operating Partnerships Revenues	1,021,289		1,142,206
Expenses
Interest	154,787		160,035
Depreciation and amortization	288,474		358,716
Taxes and insurance	123,765		201,945
Repairs and maintenance	126,872		193,056
Operating expenses	394,926		402,404
Impairment loss	0		0
Other expenses	21,240		23,041
Operating Partnerships Total Expenses	1,110,064		1,339,197
NET INCOME (LOSS)	(88,775)		(196,991)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(71,171)	[1]	(141,806)	[2]
Net income (loss) allocated to other partners	(17,604)		(55,185)
Series Thirty Eight [Member]
Revenue
Rent	1,815,067		1,774,853
Interest and other	32,993		21,673
Operating Partnerships Revenues	1,848,060		1,796,526
Expenses
Interest	237,109		247,122
Depreciation and amortization	351,840		372,627
Taxes and insurance	208,711		214,991
Repairs and maintenance	340,146		414,817
Operating expenses	663,366		633,207
Impairment loss	0		0
Other expenses	18,000		18,000
Operating Partnerships Total Expenses	1,819,172		1,900,764
NET INCOME (LOSS)	28,888		(104,238)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(60,830)	[1]	(144,427)	[2]
Net income (loss) allocated to other partners	89,718		40,189
Series Thirty Nine [Member]
Revenue
Rent	0		168,432
Interest and other	0		0
Operating Partnerships Revenues	0		168,432
Expenses
Interest	0		6,237
Depreciation and amortization	0		29,091
Taxes and insurance	0		15,558
Repairs and maintenance	0		60,340
Operating expenses	0		70,601
Impairment loss	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		181,827
NET INCOME (LOSS)	0		(13,395)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	[1]	(13,393)	[2]
Net income (loss) allocated to other partners	0		(2)
Series Forty [Member]
Revenue
Rent	2,283,836		7,913,892
Interest and other	62,781		203,429
Operating Partnerships Revenues	2,346,617		8,117,321
Expenses
Interest	409,713		2,291,713
Depreciation and amortization	658,520		1,873,123
Taxes and insurance	265,802		1,045,058
Repairs and maintenance	648,664		1,488,255
Operating expenses	907,664		1,783,214
Impairment loss	0		0
Other expenses	40,662		296,558
Operating Partnerships Total Expenses	2,931,025		8,777,921
NET INCOME (LOSS)	(584,408)		(660,600)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(529,771)	[1]	(695,283)	[2]
Net income (loss) allocated to other partners	(54,637)		34,683
Series Forty One [Member]
Revenue
Rent	4,412,627		12,012,632
Interest and other	84,421		279,982
Operating Partnerships Revenues	4,497,048		12,292,614
Expenses
Interest	839,230		3,221,005
Depreciation and amortization	959,310		2,810,380
Taxes and insurance	594,085		1,452,787
Repairs and maintenance	908,083		2,489,498
Operating expenses	1,295,534		3,034,020
Impairment loss	0		0
Other expenses	285,669		340,154
Operating Partnerships Total Expenses	4,881,911		13,347,844
NET INCOME (LOSS)	(384,863)		(1,055,230)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(453,901)	[1]	(535,125)	[2]
Net income (loss) allocated to other partners	69,038		(520,105)
Series Forty Two [Member]
Revenue
Rent	5,090,021		7,743,859
Interest and other	137,483		260,401
Operating Partnerships Revenues	5,227,504		8,004,260
Expenses
Interest	1,054,603		1,812,102
Depreciation and amortization	1,250,104		2,129,667
Taxes and insurance	660,648		865,086
Repairs and maintenance	1,189,295		1,833,446
Operating expenses	1,375,366		2,567,479
Impairment loss	0		0
Other expenses	293,209		297,284
Operating Partnerships Total Expenses	5,823,225		9,505,064
NET INCOME (LOSS)	(595,721)		(1,500,804)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(579,351)	[1]	(678,898)	[2]
Net income (loss) allocated to other partners	(16,370)		(821,906)
Series Forty Three [Member]
Revenue
Rent	5,672,841		7,766,042
Interest and other	322,373		468,895
Operating Partnerships Revenues	5,995,214		8,234,937
Expenses
Interest	859,783		1,506,832
Depreciation and amortization	1,864,267		2,528,048
Taxes and insurance	680,940		817,994
Repairs and maintenance	1,397,953		1,962,505
Operating expenses	2,113,375		3,247,142
Impairment loss	0		0
Other expenses	45,619		69,965
Operating Partnerships Total Expenses	6,961,937		10,132,486
NET INCOME (LOSS)	(966,723)		(1,897,549)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(638,082)	[1]	(749,824)	[2]
Net income (loss) allocated to other partners	(328,641)		(1,147,725)
Series Forty Four [Member]
Revenue
Rent	7,803,146		7,687,702
Interest and other	299,178		327,166
Operating Partnerships Revenues	8,102,324		8,014,868
Expenses
Interest	1,856,141		1,873,630
Depreciation and amortization	1,852,534		1,868,001
Taxes and insurance	516,078		554,655
Repairs and maintenance	1,519,781		1,516,605
Operating expenses	2,512,418		2,660,711
Impairment loss	0		0
Other expenses	68,979		97,607
Operating Partnerships Total Expenses	8,325,931		8,571,209
NET INCOME (LOSS)	(223,607)		(556,341)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(407,845)	[1]	(596,043)	[2]
Net income (loss) allocated to other partners	184,238		39,702
Series Forty Five [Member]
Revenue
Rent	7,720,272		8,007,329
Interest and other	181,028		178,014
Operating Partnerships Revenues	7,901,300		8,185,343
Expenses
Interest	969,028		1,104,605
Depreciation and amortization	2,091,134		2,250,286
Taxes and insurance	759,561		948,985
Repairs and maintenance	1,901,521		1,937,661
Operating expenses	2,804,275		2,758,102
Impairment loss	0		0
Other expenses	237,099		214,186
Operating Partnerships Total Expenses	8,762,618		9,213,825
NET INCOME (LOSS)	(861,318)		(1,028,482)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(897,088)	[1]	(915,282)	[2]
Net income (loss) allocated to other partners	35,770		(113,200)
Series Forty Six [Member]
Revenue
Rent	5,035,676		4,922,342
Interest and other	199,783		113,628
Operating Partnerships Revenues	5,235,459		5,035,970
Expenses
Interest	994,260		1,000,537
Depreciation and amortization	1,266,468		1,277,967
Taxes and insurance	732,221		740,866
Repairs and maintenance	841,814		947,301
Operating expenses	1,600,480		1,536,278
Impairment loss	0		0
Other expenses	44,274		38,185
Operating Partnerships Total Expenses	5,479,517		5,541,134
NET INCOME (LOSS)	(244,058)		(505,164)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(369,510)	[1]	(566,331)	[2]
Net income (loss) allocated to other partners	$ 125,452		$ 61,167

[1]	Amounts include $41,124, $61,031, $36,752, $164,872, $366,786, $122,997, $195,312, $282,525, $144,991, $508,072, $529,903, $166,677, $131,700, $28,464, $105,544, $71,171, $60,830, $529,771, $453,901, $579,351, $638,082, $407,845, $897,088 and $369,510 for Series 20, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.